Fair Value Measurement	12 Months Ended
Dec. 31, 2022
Fair Value Measurement
20.
FAIR VALUE MEASUREMENT

ASC 820-10, Fair Value Measurements and Disclosures: Overall (“ASC 820-10”), establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:

Level 1 - Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets

Level 2 - Include other inputs that are directly or indirectly observable in the marketplace

Level 3 - Unobservable inputs which are supported by little or no market activity

ASC 820-10 describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

Assets and liabilities measured or disclosed at fair value on a recurring basis

In accordance with ASC 820-10, the Group measures equity investments with readily determinable fair value, equity investment accounted for using fair value option and available-for-sale debt securities at fair value on a recurring basis. The equity investments with readily determinable fair value and short-term available-for-sale debt securities are classified within Level 1 as the fair value is measured using quoted market data, or Level 2 as the fair value is measured by using indirectly inputs observable in the marketplace. The equity investment accounted for using fair value option and long-term available-for-sale debt securities are classified within Level 3 in the fair value hierarchy.

Assets and liabilities measured on a recurring basis or disclosed at fair value are summarized below:

	Total Fair Value	Total Fair Value	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total gains (losses)
	RMB	US$	RMB	RMB	RMB	RMB
Fair value measurement—Recurring:
As of December 31, 2022
Short-term investment
Wealth management products	86,386	12,525		86,386		386
Long-term Investment
Available-for-sale debt securities	42,371	6,143			42,371	(8,270)
Equity investments accounted for using fair value option	370,162	53,668			370,162	(25,601)
As of December 31, 2021
Short-term investment
Wealth management products	262,169	41,140		262,169		1,441
Long-term Investment
Available-for-sale debt securities	46,339	7,272			46,339
Equity investments accounted for using fair value option	362,235	56,843			362,235	6,537

Reconciliations of assets categorized within Level 3 under the fair value hierarchy are as follow:

Amounts
RMB
Balance as of January 1, 2020	388,581
Addition	—
Fair value change	857
Foreign exchange translation adjustments	(25,140)
Balance as of December 31, 2020	364,298
Addition	46,339
Fair value change	6,537
Foreign exchange translation adjustments	(8,600)
Balance as of December 31, 2021	408,574
Addition	—
Fair value change	(33,871)
Foreign exchange translation adjustments	37,830
Balance as of December 31, 2022	412,533
Balance as of December 31, 2022 in US$	59,811

(i)
There were no transfers of fair value measurements into or out of Level 3 for the years ended December 31, 2020, 2021 and 2022.

Significant unobservable inputs used in the recurring fair value measurement for available-for-sale debt securities and equity investments accounted for using fair value option (level 3) are presented below:

	Fair value	Valuation technique	Unobservable inputs	Range
Available-for-sale debt securities	42,371	Market approach	• Volatility	66.2%
Equity investments accounted for using fair value option	370,162	Discount cash flow method	• Weighted average cost of capital (“WACC”)	17.0%
			• Compound Annual Growth Rate (“CAGR”)	16.8%
			• EBIT Margin	4.7%~17.7%
			• Volatility	73.8%

Significant increases (decreases) in the assumption of CAGR and EBIT margin in isolation would have resulted in a significantly higher (lower) fair value measurement. Significant increases (decreases) in the assumption of volatility and WACC in isolation would have resulted in a significantly lower (higher) fair value measurement.

Assets and liabilities measured or disclosed at fair value on a non-recurring basis

The Group measures certain financial assets as equity investments accounted for using equity method at fair value on a nonrecurring basis only if an impairment loss were to be recognized. The Group measures equity securities accounted for using measurement alternative on a non-recurring basis only if there are observable price changes in orderly transactions for identical or similar investments of the same issuer, or an impairment loss were to be recognized. The Group also measures the remaining interests upon deconsolidation of certain businesses at fair value on a non-recurring basis. The Group’s non-financial assets, such as intangible assets and property and equipment, would be measured at fair value only if they were determined to be impaired.

The following table summarizes the Company’s assets held as of December 31, 2021 and 2022 for which a non-recurring fair value measurement was recorded during the years ended December 31, 2021 and 2022:

	Total Balance	Total Balance	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total (losses) gains
	RMB	US$	RMB	RMB	RMB	RMB
Fair value measurement—Non-Recurring:
As of December 31, 2022
Equity investments accounted for using the measurement alternative	646,577	93,745			646,577	(262,278)
As of December 31, 2021
Equity investments accounted for using the measurement alternative	738,292	115,854			738,292	(284,736)

For equity securities accounted for under the measurement alternative, when there are observable price changes in orderly transactions for identical or similar investments of the same issuer, the investments are re-measured to fair value (Note 4). The non-recurring fair value measurements to the carrying amount of an investment usually requires management to estimate a price adjustment for the different rights and obligations between a similar instrument of the same issuer with an observable price change in an orderly transaction and the investment held by the Group. These non-recurring fair value measurements were measured as of the observable transaction dates. The valuation methodologies involved require management to use the observable transaction price at the transaction date and other unobservable inputs (level 3) such as volatility of comparable companies and probability of exit events as it relates to liquidation and redemption preferences. When there is impairment of equity securities accounted for under the measurement alternative, the non-recurring fair value measurements are measured at the date of impairment. The Company uses valuation methodologies, the market approach and income approach, which requires management to use unobservable inputs (level 3). As of December 31, 2022, the carrying value of these impaired investment measured at level 3 inputs were written down from RMB824,602 to fair value of RMB576,927 (US$83,647). In 2021, the Group sold part of equity interest of an investment previously accounted for using the measurement alternative and the remaining equity interest held was reclassified and accounted for as available-for-sale debt securities since the Group has a put option to require the equity investee to redeem the Group’s equity interest at the Group’s option. The Group remeasured the fair value of the investment upon the reclassification with a remeasurement loss of RMB42,883 recorded in “Other expense” in the consolidated comprehensive (loss) income for the year ended December 31, 2021. The significant unobservable inputs used in the fair value measurement and the corresponding impacts to the fair values are presented below:

	Fair value	Valuation technique	Unobservable inputs	Range
Equity investments accounted for using measurement alternative	646,577	Back-Solve method	• Volatility	37.0%~64.1%
		Market Approach	• Volatility	50.3%~50.9%
		Discount cash flow method	• WACC	17.4%
			• CAGR	32.9%
			• EBIT Margin	-25.4%~27.7%
			• Volatility	53.3%